Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2015
Registrant Name	DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS
Central Index Key	0001171061
Amendment Flag	false
Document Creation Date	Aug. 26, 2015
Document Effective Date	Sep. 01, 2015
Prospectus Date	Sep. 01, 2015
Administrative Advantage Shares Prospectus | Dreyfus Institutional Cash Advantage Fund | Administrative Advantage Shares
Prospectus:
Trading Symbol	DDTXX
Institutional Advantage Shares Prospectus | Dreyfus Institutional Cash Advantage Fund | Institutional Advantage Shares
Prospectus:
Trading Symbol	DADXX
Investor Advantage Shares Prospectus | Dreyfus Institutional Cash Advantage Fund | Investor Advantage Shares
Prospectus:
Trading Symbol	DIVXX
Participant Advantage Shares Prospectus | Dreyfus Institutional Cash Advantage Fund | Participant Advantage Shares
Prospectus:
Trading Symbol	DPTXX